Condensed Financial Information of the Parent Company (Details) - Schedule of Balance Sheets (Parentheticals) - Parent Company [Member] - $ / shares		Sep. 30, 2024	Sep. 30, 2023
Class A Ordinary Shares
Schedule of Balance Sheets [Line Items]
Common stock, par value (in Dollars per share)	[1]	$ 0.00003	$ 0.00003
Common stock, shares authorized	[1]	34,000,000,000	34,000,000,000
Common stock, shares issued	[1]	2,258,204	1,728,410
Common stock, shares outstanding	[1]	2,258,204	1,728,410
Class B Ordinary Shares
Schedule of Balance Sheets [Line Items]
Common stock, par value (in Dollars per share)		$ 0.00003	$ 0.00003
Common stock, shares authorized		4,000,000,000	4,000,000,000
Common stock, shares issued		848,203	0
Common stock, shares outstanding		848,203	0

[1]	Retrospectively restated for effect of reverse share split on November 26, 2024 (see Note 12 and Note 14).